BofA Massachusetts Municipal Reserves (Prospectus Summary): | BofA Massachusetts Municipal Reserves
BofA Massachusetts Municipal Reserves

BofA Funds Series Trust

BofA Connecticut Municipal Reserves
BofA Massachusetts Municipal Reserves
(each, a "Fund" and, collectively, the "Funds")

Supplement dated June 20, 2012 to the Funds' Capital Class Prospectus dated January 1, 2012, as supplemented on March 20, 2012

This Supplement provides new and additional information that supplements information contained in the prospectus (the "Prospectus") of the Funds referenced above. This Supplement should be read in conjunction with the Prospectus.

2.  The section of the Prospectus entitled "BofA Massachusetts Municipal Reserves — Performance Information" is deleted in its entirety and replaced with the following:

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October 1, 2011, G-Trust shares and Retail A shares of the Fund converted into Capital Class shares of the Fund when Capital Class shares of the Fund were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Massachusetts Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23, 2005, the performance of the Fund's G-Trust shares represents that of the Galaxy Massachusetts Municipal Money Market Fund's Trust shares, the predecessor to Columbia Massachusetts Municipal Reserves' G-Trust shares. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year*

* Year-to-date return as of March 31, 2012: 0.01%
Best and Worst Quarterly Returns During this Period
Best:	1	st quarter 2005:	1.65%
Worst:	3	rd quarter 2011:	0.01%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Life of Fund	Average Annual Returns, Inception Date
Capital Class BofA Massachusetts Municipal Reserves	Capital Class Shares (3/1/04)	0.12%	1.22%	1.53%	Mar. 01, 2004